Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

September 3, 2025

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Trust”) File Nos. 33-72424, 811-8194 1933 Act Post-Effective Amendment No. 299

Dear Sir/Madam:

On behalf of the Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), attached for filing are the definitive forms of Prospectus, each effective August 28, 2025, for the Funds identified in Exhibit A below, each a series of the Trust (the “Funds”). Definitive copies are being filed to reflect the correction of certain non-material typographical errors within the Prospectus for the Funds contained in Post-Effective Amendment No. 299 to the Trust’s Registration Statement on Form N-1A under the Securities Act, filed electronically with the U. S. Securities and Exchange Commission (the “SEC”) on August 28, 2025, via EDGAR (Accession Number 0001398344-25-017077).

Pursuant to Rule 497(j) under the Securities Act, in lieu of filing under Rule 497(c), the Trust here certifies that the forms of Prospectus and/or Statement of Additional Information for each series of the Trust identified in Exhibit B below, each effective August 28, 2025, that would have been filed under Rule 497(c) do not differ from the Prospectuses and/or Statements of Additional Information contained in Post-Effective Amendment No. 299 to the Trust’s Registration Statement on Form N-1A under the Securities Act, filed electronically with the SEC on August 28, 2025 via EDGAR (0001398344-25-017077).

The SEC Staff is requested to address any comments on this filing to Davis Graham & Stubbs LLP, counsel for the Trust, to the attention of Peter H. Schwartz at (303) 892-3781.

Sincerely,

/s/ Brendan Hamill
Brendan Hamill
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq. Davis Graham & Stubbs LLP

Exhibit A

Funds

Seafarer Overseas Growth and Income Fund (Prospectus only)

Seafarer Overseas Value Fund (Prospectus only)

Exhibit B

Funds

Seafarer Overseas Growth and Income Fund (SAI only)

Seafarer Overseas Value Fund (SAI only)

Vulcan Value Partners Fund (Prospectus and SAI)

Vulcan Value Partners Small Cap Fund (Prospectus and SAI)

Emerald Finance and Banking Innovation Fund (Prospectus and SAI)

Emerald Growth Fund (Prospectus and SAI)

Emerald Insights Fund (Prospectus and SAI)